SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Property, Plant and Equipment Depreciation Rates
	%

Computers and software	20 - 33	(Mainly 33%)
Office furniture and equipment	6 - 15	(Mainly 10%)
Leasehold improvements	over the shorter of the period of the lease or the life of the assets
Motor vehicles	15
Real estate	4

Schedule of Weighted Average Assumptions
	Year ended December 31,
	2012	2011

Risk-free interest	1.34%	1.17%
Dividend yields	0%	0%
Volatility	83%	96%
Expected option term	3 years	3.83 years
Forfeiture rate	0%	24%

Schedule of Stock-Based Compensation Expense
	Year ended December 31,
	2012	2011	2010

Selling and marketing	$-	$8	$39
General and administrative	107	161	178

Total stock-based compensation expense	$107	$169	$217